Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2020
Investment in Joint Ventures and Associates [Abstract]
Disclosure of Investment in Joint Ventures and Associates
16. Investment in joint ventures and associates

	December 31, 2020	December 31, 2019
Rombo Cía. Financiera S.A.	757,149	895,378
BBVA Consolidar Seguros S.A.	445,378	360,236
Interbanking S.A.	165,422	154,732
Play Digital S.A. (1)	74,396	—

TOTAL	1,442,345	1,410,346

(1)	The Bank is one of the sponsors and shareholders of Play Digital S.A. (the “company”), an Argentine fintech incorporated on May 26, 2020.
The company’s initial capital stock is 7,500,000 common shares of $1 par value each, entitling to one vote per share, was distributed as follows:

(i)	Banco BBVA Argentina S.A., holder of 2,500,000 common shares, of $1 par value each, entitling to one vote per share, representing 33.33% of the stock capital;

(ii)	Banco de Galicia y Buenos Aires S.A.U., holder of 2,500,000 common shares, of $1 par value each, entitling to one vote per share, representing 33.33% of the stock capital; and

(iii)	Banco Santander Río S.A., holder of 2,500,000 common shares, of $1 par value each, entitling to one vote per share, representing 33.33% of the stock capital.
The agreement provides for the participation of other financial institutions as holders of equity interests in the company’s capital; when this occurs, the equity interests of the founder financial institutions will be diluted.
The company’s purpose is to engage, directly and/or through third parties, or in association with third parties, in the following activities in Argentina or abroad:

a)	Provision of electronic payment services;

b)
Management and operation of transfers by using mobile communication devices and/or any other electronic means, as well as electronic payment and/or collection services on behalf and for the account of third parties, to which effect it shall enter into agency agreements to make and receive collections and/or payments for the account and to the order of third parties, in all cases through electronic-supported transfer systems;

c)
Operation of electronic currency transfer systems through the Internet and/or any other digital or virtual payment means. It may also provide supplementary technological or IT support services related to financial activities. The activities falling under the scope of Financial Institutions Law No. 21526, as amended and regulated, are excluded from its purpose.

On July 15, 2020, the Bank made a capital contribution for future subscription of shares for 13,750, which was accepted and transferred on July 20, 2020.
Likewise, on July 23, 2020, the first Extraordinary General Shareholders’ Meeting took place in which it was decided to incorporate Banco Macro S.A. as a new investor, joining the existing Banco BBVA Argentina S.A., Banco de Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. Consequently, the Bank’s participation in Play Digital S.A. was reduced from 33% to 25%.
On August 26, 2020, Banco BBVA Argentina S.A. made an additional capital contribution of 27,250, maintaining its participation.
On October 15, 2020, a new Extraordinary General Shareholders’ Meeting was held in which it was determined to incorporate new banks as sponsors, adding to the existing ones. Consequently, the Bank’s participation in Play Digital S.A. was reduced from 25% to 18.1585%.
In the Ordinary and Extraordinary General Shareholders’ Meeting of December 15, 2020, a new share issue was decided in which the Bank did not exercise its right of first refusal, reducing its participation to 13.001%.
As of December 31, 2020, the participation of Play Digital S.A. within the caption Investments in associates amounts to of 74,396. The Bank concluded that it has significant influence over Play Digital S.A. since it has the right to appoint one member of the Board of Directors. It should be noted that on January 8, 2021, a sale of shares of Play Digital S.A. was made (see note 49).
The following table summarises the information related to the most significant investments in joint venture:

	Rombo Compañía Financiera S.A.
	December 31, 2020	December 31, 2019
Total Assets	9,354,472	10,801,444
Total Liabilities	7,461,599	8,562,999
Profit	345,574	395,620
Equity	1,892,873	2,238,445

Ownership interest	40%	40%